Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets [Abstract]
Ordinary share capital, par value	€ 0.01	€ 0.01
Ordinary share capital, shares authorized	350,000,000	350,000,000
Ordinary share capital, shares issued	203,411,207	212,318,291
Ordinary share capital, shares outstanding	200,342,204	212,318,291
Treasury stock, at cost, shares	3,069,003